BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
At the date of acquisition, the carrying amount and fair value of the identified assets and liabilities of the entities purchased were the following:

	Carrying amount	Fair value adjustments	Fair value recognized at acquisition
	S/(000)	S/(000)	S/(000)

Assets
Cash	223,670	–	223,670
Investments	320,161	–	320,161
Property, furniture and equipment, net, Note 9(a)	522,895	208,821	731,716
Investment property, Note 12(g)	948	5	953
Right-of-use assets, net, Note 11	128,049	–	128,049
Intangible assets, Note 10(a)	27,036	681,571	708,607
Other assets	484,974	—	484,974
Total assets	1,707,733	890,397	2,598,130

Liabilities
Due to banks and correspondents	15,795	–	15,795
Bonds and notes issued	115,520	–	115,520
Lease liabilities	156,245	–	156,245
Deferred tax liabilities, net	2,375	262,667	265,042
Other liabilities	615,150	–	615,150
Total liabilities	905,085	262,667	1,167,752
Total net assets identified at fair value	802,648	627,730	1,430,378

Existing shareholding			(950,850)

Non-controlling interest			(57,177)

Goodwill arising on acquisition, Note 10(b)			528,499

Total purchase consideration			950,850

Analysis of cash flows on acquisition

Net cash acquired with the subsidiary (included in investing cash flows)			223,670
Cash paid			(950,850)

Net cash flow on acquisition			(727,180)